Commitments and Contingencies (Details)		1 Months Ended			9 Months Ended	12 Months Ended
	Dec. 08, 2020 USD ($)	Jul. 24, 2020 GBP (£)	Mar. 18, 2020 GBP (£)	Jun. 21, 2013 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 19, 2021 USD ($)	Feb. 18, 2021 USD ($)	Nov. 26, 2019 GBP (£)	Jul. 19, 2019 USD ($)	May 31, 2019 USD ($)
Commitments and Contingencies (Details) [Line Items]
Commitments and contingencies, Description					Total royalty expenses included in our Consolidated Statements of Operations and Comprehensive Income for the three and nine months ended September 30, 2020 were $9.0 thousand and $68.0 thousand, respectively.	Total royalty expenses included in our Consolidated Statement of Operations and Comprehensive Income for the years ended December 31, 2020 and 2019 were $0.0 million and $3.4 million, respectively.
Deposits held by credit card processors					$ 600,000	$ 1,200,000
Construction Payable					400,000	400,000		$ 60,000	$ 100,000
Bankruptcy Court amount				$ 8,300,000	$ 220,000
Payment for administrative fees	$ 390,600
Property investment	363,000
Contribution of property	$ 924,000
Late payment interest (in Pounds) | £		£ 392,761.7	£ 461,459.7
Late payment interest and statutory (in Pounds) | £		£ 68,698
Comprehensive Income						0	$ 3,400,000
Credit card processors						1,100,000	$ 5,000,000
Accounts payable credit												$ 100,000
Credit card						$ 8,300,000
Received from cash payment											$ 400,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Construction Payable								$ 60,000	$ 100,000
Mayflower Alliance LTD [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred revenue (in Pounds) | £										£ 300,000